Income Taxes - Summary of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Current income tax expense	$ (1,953)	$ (45,879)
Deferred income tax (expense) / recovery	(21,272)	9,788
Total income tax expense	(23,225)	(36,091)
Canada [Member]
Income Tax [Line Items]
Current income tax expense	(1,963)	(45,780)
Deferred income tax (expense) / recovery	(21,996)	8,788
U.S. [Member]
Income Tax [Line Items]
Current income tax expense
Deferred income tax (expense) / recovery	724	1,000
International [Member]
Income Tax [Line Items]
Current income tax expense	10	(99)
Deferred income tax (expense) / recovery